Principles underlying preparation of consolidated financial statements	12 Months Ended
Dec. 31, 2020
Principles underlying preparation of consolidated financial statements
Principles underlying preparation of consolidated financial statements

2.Principles underlying preparation of consolidated financial statements

2.1Basis of preparation

The consolidated financial statements are prepared on a historical cost basis. The consolidated financial statements are presented in Russian rubles (“RUB”) and all values are rounded to the nearest million (RUB (000,000)) except when otherwise indicated.

The Group’s subsidiaries maintain and prepare their accounting records and prepare their statutory accounting reports in accordance with domestic accounting legislation. Standalone financial statements of subsidiaries are prepared in their respective functional currencies (see Note 3.3 below).

The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (IFRS) under the historical cost convention, as modified by the initial recognition of financial instruments based on fair value, and by revaluation of financial instruments categorised at fair value through profit or loss (FVTPL) and at fair value through other comprehensive income (FVOCI). The principal accounting policies applied in the preparation of these consolidated financial statements are set out below. These policies have been consistently applied to all the periods presented, unless otherwise stated. Despite the risks and uncertainties the Group is facing disclosed in Note 27, the management believes that the Group will continue to operate on a going concern basis in the foreseeable future. Therefore, these consolidated financial statements are prepared accordingly.

2.2Basis of consolidation

The consolidated financial statements comprise the financial statements of QIWI plc and its subsidiaries as of December 31 each year.

Control is achieved when the Group is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee.

Specifically, the Group controls an investee if and only if the Group has:

•	Power over the investee (i.e. existing rights that give it the current ability to direct the relevant activities of the investee),
•	Exposure, or rights, to variable returns from its involvement with the investee, and
•	The ability to use its power over the investee to affect its returns.

When the Group has less than a majority of the voting or similar rights of an investee, the Group considers all relevant facts and circumstances in assessing whether it has power over an investee, including:

•	The contractual arrangement with the other vote holders of the investee,
•	Rights arising from other contractual arrangements,
•	The Group’s voting rights and potential voting rights.

The Group re-assesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control. Consolidation of a subsidiary begins when the Group obtains control over the subsidiary and ceases when the Group losses control of the subsidiary. Assets, liabilities, income and expenses of a subsidiary acquired or disposed of during the year are included in the statement of comprehensive income from the date the Group gains control until the date the Group ceases to control the subsidiary. The financial statements of the subsidiaries are prepared for the same reporting period as the parent company, using consistent accounting policies.

All intra-group balances, income, expenses and unrealized gains and losses resulting from intra-group transactions are eliminated in full, except for the foreign exchange gains and losses arising on intra-group loans.

Profit or loss and each component of other comprehensive income (OCI) are attributed to the equity holders of the parent of the Group and to the non-controlling interests, even if this results in the non-controlling interests having a deficit balance. When necessary, adjustments are made to the financial statements of subsidiaries to bring their accounting policies into line with the Group’s accounting policies.

A change in the ownership interest of a subsidiary, without a loss of control, is accounted for as an equity transaction. If the Group loses control over a subsidiary, it:

•	Derecognises the assets (including goodwill) and liabilities of the subsidiary.
•	Derecognises the carrying amount of any non-controlling interests, including any components of other comprehensive income attributable to them.
•	Recognises the fair value of the consideration received.
•	Recognises the fair value of any investment retained.
•	Recognises any surplus or deficit in profit or loss.
•

Reclassifies to profit or loss or retained earnings, as appropriate, the amounts previously recognized in OCI as would be required if the Group had directly disposed of the related assets or liabilities.

2.3Changes in accounting policies

The accounting policies adopted in the preparation of the consolidated financial statements are consistent with those followed in the preparation of the Group’s annual financial statements for the year ended December 31, 2019, except for the adoption of the new and amended IFRS and IFRIC interpretations as of January 1, 2020. The Group has not early adopted any other standard, interpretation or amendment that has been issued but is not yet effective.

The following amended standards and interpretations became effective from January 1, 2020, but did not have any material impact on the financial statements of the Group:

-	Amendments to References to the Conceptual Framework in IFRS Standards (issued on March 29, 2018).
-	Amendments to IAS 1 and IAS 8: Definition of Material (issued on October 31, 2018).
-	Amendment to IFRS 3: Definition of a Business (issued on October 22, 2018).
-	Amendments to IFRS 9, IAS 39 and IFRS 7: Interest Rate Benchmark Reform (issued in September, 2019)
-	Amendments to IFRS 16: Covid-19 Related Rent Concessions (issued in May 28, 2020 and effective since June 1, 2020).

2.4Standards issued but not yet effective

The following other new pronouncements are not expected to have any material impact on the Group when adopted:

-	IFRS 17 Insurance Contracts (issued in May 2017 and effective for annual periods beginning on or after January 1, 2023)
-	Amendments to IAS 1: Classification of liabilities as current or non-current (issued on January 23, 2020 and effective for annual periods beginning on or after January 1, 2023)
-	Amendments to IFRS 3: Reference to the Conceptual Framework (issued in May 2020, and effective for annual periods beginning on or after January 1, 2022)
-	Amendments to IAS 16: Property, Plant and Equipment: Proceeds before Intended Use (issued in May 2020, and effective for annual periods beginning on or after January 1, 2022)
-	Amendments to IAS 37: Onerous Contracts – Costs of Fulfilling a Contract (issued in May 2020, and effective for annual periods beginning on or after January 1, 2022)

-Phase 2 amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16: Interest rate benchmark (IBOR) reform (issued in August 2020 and effective for annual periods beginning on or after January 1, 2021)

-Amendments to IAS 1 Presentaion of Financial Statements and IFRS Practice Statement 2: Disclosure of Accounting policies (issued in February 2021 and effective for annual periods beginning on or after January 1, 2023)

-Amendments to IAS 8 Accounting policies, Changes in Accounting Estimates and Errors: Definition of Accounting Estimates (issued in February 2021 and effective for annual periods beginning on or after January 1, 2023)

-Amendments to IFRS 16: Covid-19 Related Rent Concessions beyond June 30, 2021 (issued in March 31, 2020 and effective since April 1, 2021).

-	2018-2020 annual improvements to IFRS standards (effective for annual periods beginning on or after January 1, 2022):
-	IFRS 1 First-time Adoption of International Financial Reporting Standards – Subsidiary as a first-time adopter
-	IFRS 9 Financial Instruments – Fees in the ’10 per cent’ test for derecognition of financial liabilities
-	IAS 41 Agriculture – Taxation in fair value measurements